RETIREMENT PLAN BENEFITS - Employee Benefit Plans 401K (Details) - USD ($)	5 Months Ended	12 Months Ended
	Feb. 03, 2017	Feb. 02, 2018	Feb. 03, 2017
Dell 401(k) Plan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution percentage		100.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay		6.00%
Defined contribution plan, employer matching contribution, annual maximum amount		$ 7,500
Defined contribution plan, cost		129,000,000	$ 158,000,000
Legacy EMC 401(k) Plan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, cost	$ 31,000,000	$ 94,000,000